RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)																							1 Months Ended			6 Months Ended			12 Months Ended
	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 AUD ($)	May 31, 2019 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($)	Jun. 30, 2023 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Payments for Rent | $																										$ 13,718		$ 13,006	$ 34,150		$ 28,841
Investor loan, value																										$ 49,100			$ 130,800		168,200								$ 57,639	$ 85,000			$ 71,629				$ 71,629	$ 71,629
Debt instrument interest rate stated percentage			10.00%																																														10.00%
Debt instrument strike price																										4.99%	4.99%		4.99%	4.99%
Bonus payable																							$ 102,195	$ 150,000					$ 16,070	$ 25,000	48,905	$ 73,387	$ 99,691	$ 144,166
Accrued salaries																										$ 115,395			$ 97,044		$ 64,627						$ 175,000					$ 148,000								$ 96,000
Exercise price | $ / shares
Granted exercise price | $ / shares
Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Description																	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments form related party																																			$ 166,418	$ 221,890
Bonus payable																																			166,418	422,610
Remaining bonus amount																										145,599	$ 217,540		$ 145,599	$ 217,540	$ 71,929	$ 107,937	125,386	181,324
Restricted stock shares of common stock																									0.000001
Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate stated percentage																																												8.00%
Loan Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value	$ 113,485	$ 98,060																								9,731			$ 79,811								$ 15,000	$ 175,000			$ 150,000	$ 120,000
Debt instrument maturity date		Nov. 01, 2024
Debt instrument loan bears interest rate	12.00%	12.00%
Debt instrument interest rate stated percentage	18.00%	18.00%																											12.00%									18.00%			18.00%	12.00%
Debt instrument strike price		35.00%
Loans payable																										$ 145,091			$ 145,091		$ 65,280														$ 105,000	$ 70,000
Letter Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value			$ 153,256																																														$ 230,000
Debt instrument maturity date			Jul. 05, 2026
Debt instrument interest rate stated percentage			10.00%																																														10.00%
Term of agreement			3 years
Issue of warrants			250
Share price | $ / shares			$ 600
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																					Feb. 25, 2019	Feb. 25, 2019
Base salary per month | $																						$ 25,000
Annual salary				$ 414,900	$ 600,000																$ 205,680	$ 300,000
Percentage of pension of monthly salary																															9.50%	9.50%
Percentage of bonus of annual base salary																										200.00%	200.00%		200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary						$ 414,900	$ 600,000						$ 274,240	$ 400,000
Percentage of bonus of annual base salary																					200.00%	200.00%				100.00%	100.00%		100.00%	100.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary						309,313	400,000						$ 205,680	$ 300,000
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable																																			$ 316,957	$ 422,610
Services Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares																													0.0000003	0.0000003
Restricted stock unit issuable																															0.0000003	0.0000003
Services Agreement [Member] | Initial Kenyon R S Us [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock											0.0000003	0.0000003
Services Agreement [Member] | Additional Kenyon R S Us [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock											0.0000003	0.0000003
Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares																													0.000001	0.000001
Employment Agreement [Member] | Initial Nathanielsz R S Us [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock											0.000001	0.000001																			0.000001	0.000001
Employment Agreement [Member] | Additional Nathanielsz R S Us [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable																															0.000001	0.000001
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract																	5 years																																		5 years
Operating Leases, Rent Expense, Minimum Rentals																	$ 28,325	$ 39,600
Goods and service tax																	2,575	$ 3,600
Payments for Rent																										$ 124,976	$ 202,129		$ 129,930	$ 194,129	$ 105,377	$ 158,129
North Horizon Pty Ltd [Member] | Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Payments for Rent								$ 2,176	$ 3,000
Former Director [Member]
Related Party Transaction [Line Items]
Loans from related party | $																										27,491			29,759		29,630
Due to related parties | $																										45,754			49,528		49,314
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due																	$ 141,629																																		$ 198,000
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary															$ 80,904	$ 120,000
Payments form related party																										$ 2,372	$ 3,557		$ 17,714		$ 3,344		$ 5,577	$ 7,689
James Nathanielsz [Member]
Related Party Transaction [Line Items]
Payments form related party																			$ 3,205	$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers compensation						$ 96,810	$ 140,000			$ 177,840
Debt conversion, converted instrument, shares issued										99
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary											$ 309,313	$ 400,000
Option purchase shares											0.000001	0.000001
Exercise price | $ / shares											$ 280,500,000,000
Market price											110.00%	110.00%
Granted exercise price | $ / shares											$ 4,250,000
Option term											10 years	10 years
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary											$ 41,580	$ 54,000
Agreement term											3 years	3 years
Agreement term											3 years	3 years
Option purchase shares											0.0000003	0.0000003
Exercise price | $ / shares											$ 255,000,000
Market price											100.00%	100.00%
Option term											10 years	10 years